Goodwill and intangible assets	12 Months Ended
Dec. 31, 2017
Statement [line items]
Goodwill and intangible assets
10. Goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2017:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2017	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Impact of business combinations	94	1 223						1 223

Reclassifications [1]		– 389			175		214

Additions		697		5	282		162	1 146

Disposals and derecognitions [2]		– 353		– 1	– 328		– 64	– 746

Currency translation effects	704	134		86	969		48	1 237

December 31, 2017	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Accumulated amortization
January 1, 2017	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Reclassifications [1]		6			– 6

Amortization charge				– 577	– 2 571	– 238	– 304	– 3 690

Accumulated impairments on disposals and derecognitions[2]		352			317		61	730

Impairment charge		– 615			– 92		– 2	– 709

Currency translation effects	– 28	– 27		– 54	– 416		– 37	– 534

December 31, 2017	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development.
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of goodwill and intangible assets in 2016:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2016	31 585	4 119	2 980	6 563	33 385	5 960	1 341	54 348

Impact of business combinations	56	690			451			1 141

Reclassifications [1]		– 158			6		152

Additions		599			223		156	978

Disposals and derecognitions [2]		– 23			– 464		– 130	– 617

Currency translation effects	– 260	– 77		– 15	– 594		– 27	– 713

December 31, 2016	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Accumulated amortization
January 1, 2016	– 411	– 650		– 3 070	– 14 221	– 1 192	– 998	– 20 131

Reclassifications [1]		225			– 225

Amortization charge				– 576	– 2 926	– 238	– 121	– 3 861

Accumulated impairments on disposals and derecognitions[2]		22			390		123	535

Impairment charge		– 490			– 96		– 5	– 591

Currency translation effects	10	7		9	215		20	251

December 31, 2016	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Net book value at December 31, 2016	30 980	4 264	2 980	2 911	16 144	4 530	511	31 340

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development.
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2017:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	15 237	4 368		9	11 604		353	16 334

Sandoz	8 210	625		539	1 589		30	2 783

Alcon	8 295	291		1 822	1 281	4 292	195	7 881

Corporate	8	8	2 980				11	2 999

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2016:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	15 010	3 512		11	12 821		276	16 620

Sandoz	7 669	613		563	1 904		25	3 105

Alcon	8 293	139		2 337	1 419	4 530	196	8 621

Corporate	8		2 980				14	2 994

Net book value at December 31, 2016	30 980	4 264	2 980	2 911	16 144	4 530	511	31 340

The Innovative Medicines, Sandoz and Alcon Divisions’ cash generating units, to which goodwill are allocated, each comprise a group of smaller cash generating units. The valuation method of the recoverable amount of the cash generating units, to which goodwill is allocated, is based on the fair value less costs of disposal.
The Alcon brand name is a Corporate asset with an indefinite life. The intangible asset is allocated to Corporate as it is used to market the Alcon-branded products of both the Alcon Division and the Ophthalmology business franchise of the Innovative Medicines Division. Net sales of these products together are the grouping of cash generating units, which is used to determine the recoverable amount. The valuation method is based on the fair value less costs of disposal.
The following assumptions are used in the calculations:
(As a percentage)	Innovative Medicines	Sandoz	Alcon	Corporate

Terminal growth rate	1.5	2.0	3.0	2.6

Discount rate (post-tax)	7.0	7.0	7.0	7.0

The Alcon terminal growth rate assumption of 3% is higher than the expected inflation rate of the medical device industry, and more specifically the ophthalmic sub-segment of the industry. The growth rates are expected to exceed this long-term inflation rate, due to the impact of the demographic trend of the aging population to which Alcon’s products are prescribed is growing faster than the general population.
The discount rates for all divisions consider the Group’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
The fair value less costs of disposal, for all groupings of cash generating units containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, we considered an increase in the discount rate, a decrease in the terminal growth rate and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
Note 1, Significant accounting policies – Impairment of goodwill and intangible assets, provides additional disclosures on how the Group performs goodwill and intangible asset impairment testing.
The following table shows the intangible asset impairment charges for 2017 and 2016:
(USD millions)	2017	2016

Innovative Medicines	– 591	– 522

Sandoz	– 61	– 65

Alcon	– 57	– 4

Total	– 709	– 591